Related Party Transactions	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transactions	Related Party Transactions
Founder Shares
On March 2, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 8,625,000 Class B ordinary shares, par value $0.0001, (the “Founder Shares”), for an aggregate price of $25,000. On May 29, 2020, the Sponsor surrendered 1,437,500 Founder Shares to the Company for cancellation for no consideration. On June 26, 2020, the Company effected a share capitalization of 1,437,500 Founder Shares, resulting in the Sponsor holding 8,625,000 Founder Shares. In July 2020, the Sponsor transferred an aggregate of 180,000 Founder Shares to members of the Company’s board of directors and advisory board, resulting in the Sponsor holding 8,445,000 Founder Shares. On July 23, 2020, the Company effected another share capitalization of 1,725,000 Founder Shares, resulting in an aggregate of 10,350,000 Founder Shares outstanding, of which the Sponsor holds 10,170,000 shares. All shares and the associated amounts have been retroactively restated to reflect the aforementioned share surrender and capitalization.
The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances. Any permitted transferees will be subject to the same restrictions and other agreements of the initial Shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 10,280,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant with the Sponsor, generating gross proceeds of approximately $10.3 million.
Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. Certain proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable (except as set forth below under “– Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00”) and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On March 2, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The Company borrowed approximately $160,000 under the Note, and then fully repaid the Note on July 28, 2020.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.
Administrative Support Agreement
The Company agreed to pay the Sponsor a total of $10,000 per month, commencing on the effective date of the Initial Public Offering, for office space, utilities, secretarial and administrative support services provided to members of the management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred approximately $30,000 and $60,000 in administrative expenses under the agreement, which is recognized in the accompanying unaudited consolidated condensed statements of operations for the three and six months ended June 30, 2021 within general and administrative expenses – related party, respectively. As of June 30, 2021 and December 31, 2020, there was no outstanding balance in accounts payable – related party, as reflected in the accompanying unaudited condensed balance sheets.	RELATED PARTY TRANSACTIONS
Founder Shares
On March 2, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration of 8,625,000 Class B ordinary shares, par value $0.0001, (the “Founder Shares”), for an aggregate price of $25,000. On May 29, 2020, the Sponsor surrendered 1,437,500 Founder Shares to the Company for cancellation for no consideration. On June 26, 2020, the Company effected a share capitalization of 1,437,500 Founder Shares, resulting in the Sponsor holding 8,625,000 Founder Shares. In July 2020, the Sponsor transferred an aggregate of 180,000 Founder Shares to members of the Company’s board of directors and advisory board, resulting in the Sponsor holding 8,445,000 Founder Shares. On July 23, 2020, the Company effected another share capitalization of 1,725,000 Founder Shares, resulting in an aggregate of 10,350,000 Founder Shares outstanding, of which the Sponsor holds 10,170,000 shares. All shares and the associated amounts have been retroactively restated to reflect the aforementioned share surrender and capitalization.
The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances. Any permitted transferees will be subject to the same restrictions and other agreements of the initial Shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 10,280,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant with the Sponsor, generating gross proceeds of approximately $10.3 million.
Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. Certain proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable (except as set forth below under “– Redemption of Warrants When the Price Per Class A Ordinary Share Equals or Exceeds $10.00”) and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until ### after the completion of the initial Business Combination.
Related Party Loans
On March 2, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”) . This loan was non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Initial Public Offering. The Company borrowed approximately $160,000 under the Note, and then fully repaid the Note on July 28, 2020.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans. As of December 31, 2020, the Company had a balance due to related party of $9,750 related to an invoice the Sponsor paid on behalf of the Company.
Administrative Support Agreement
The Company agreed to pay the Sponsor a total of $10,000 per month, commencing on the effective date of the Initial Public Offering, for office space, utilities, secretarial and administrative support services provided to members of the management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred and paid $50,000 in these fees for the period from the effective date of the Initial Public Offering through December 31, 2020.

Marketwise, LLC
Related Party Transaction [Line Items]
Related Party Transactions	Related Party Transactions
We have certain revenue share agreements with related parties. Accordingly, we recognized revenue from related parties of $246 and $890 for the three months ended June 30, 2021 and 2020, and $619 and $1,438 for the six months ended June 30, 2021 and 2020, respectively.
We also incurred revenue share expenses paid to related parties of $1,586 and $1,051 which were capitalized as contract origination costs for the three months ended June 30, 2021 and 2020, and $7,584 and $1,629 which were capitalized as contract origination costs for the six months ended June 30, 2021 and 2020, respectively. We also incurred revenue share expenses of $10 and $25 paid to a related party vendor owned by a Class A unitholder which were capitalized as contract origination costs for the three months ended June 30, 2021 and 2020, and $17 and $45 for the six months ended June 30, 2021 and 2020, respectively.
Additionally, a related party provided call center support and other services to the Company for which we recorded an expense within cost of revenue of $378 and $261 for the three months ended June 30, 2021 and 2020, and $613 and $843 for the six months ended June 30, 2021, respectively.
A related party also provided certain corporate functions to MarketWise and the costs of these services are charged to MarketWise and recorded within related party expenses in the accompanying consolidated statement of operations. We held balances of $1,419 and $3,288 as of June 30, 2021 and December 31, 2020 of related party payables related to these services. The balances with our related party are presented net and are included in related party payables, net in the consolidated balance sheet.
We earned fees and provided certain accounting and marketing services to companies owned by certain of MarketWise’s Class B unitholders. As a result, we recognized $79 and $90 in other income, net for the three months ended June 30, 2021 and 2020, and $142 and $194 for the six months ended June 30, 2021 and 2020, respectively. Related party receivables related to these services were $844 and $689 as of June 30, 2021 and December 31, 2020, respectively.
We lease offices from related parties. Lease payments made to related parties were $383 and $376 for the three months ended June 30, 2021 and 2020, and $767 and $752 for the six months ended June 30, 2021 and 2020, respectively, and rent expense of $556 was recognized in general and administrative expenses for the three months ended June 30, 2021 and 2020, and $1,112 for the six months ended June 30, 2021 and 2020, related to leases with related parties. At June 30, 2021 and December 31, 2020, ROU assets of $11,149 and $11,957 and lease liabilities of $8,027 and $8,490 are associated with leases with related parties.
We lease office space from a company owned by certain Class B unitholders and made lease payments of $14 for the three months ended June 30, 2021 and 2020, and $28 for the six months ended June 30, 2021 and 2020, that were recognized in general and administrative expenses.
We incurred costs related to lead generation marketing from a related party vendor which was partially owned by a shareholder through November 2020. We purchased lead generation marketing of $2,917 and $8,044 for the three and six months ended June 30, 2020, respectively, which was recorded in sales and marketing expenses.
We incurred marketing costs from a related party vendor of $39 and $18 for the three months ended June 30, 2021 and 2020, and $75 and $38 for the six months ended June 30, 2021 and 2020, respectively, which was recorded in sales and marketing expenses.
In November 2015, we provided a loan to our Class B unitholders which bears interest at 3% and recognized a related party note receivable from the unitholders, which was repaid during 2020. We recognized $19 and $37 in interest income for the three and six months ended June 30, 2020, respectively.
In August 2019 we provided an additional loan to a Class B unitholder and recognized a related party note receivable from the unitholder of $3,000. We recognized $9 and $25 in interest income for the three and six months ended June 30, 2020, respectively. This loan was repaid during 2020.
In April 2020 we provided a loan to a Class A unitholder and recognized a related party note receivable from the unitholder of $1,148 as of December 31, 2020. We recognized $3 and $1 in interest income for the three months ended June 30, 2021 and 2020, and $5 and $1 for the six months ended June 30, 2021 and 2020, respectively. The interest rate on the loan is variable and was 1.02% as of June 30, 2021. The loan is due in April 2025, but is required to be repaid within 30 days if we complete an initial public offering.
Related Party Transactions
We have certain revenue share agreements with our related party owner to share customer lists. Accordingly, we recognized $3,386, $6,825 and $5,583 of revenue from our related party owner and its affiliates for the years ended December 31, 2020, 2019 and 2018, respectively.
We also incurred revenue share expenses of $5,891, $3,063, and $3,901, of which $5,891, $3,063, and $2,026 were capitalized as contract origination costs for the years ended December 31, 2020, 2019 and 2018, respectively.
We incurred customer acquisition costs of $3,080, $1,601, and $221 paid to our related party owner and its affiliates under cost per acquisition arrangements during the years ended December 31, 2020, 2019 and 2018, respectively.
Additionally, our related party owner and its affiliates provided call center support and other services to the Company for which we recorded an expense of $1,005, $1,647, and $1,879 within cost of revenue for the years ended December 31, 2020, 2019 and 2018, respectively.
Our related party owner also provided certain corporate functions to MarketWise and the costs of these services are charged to MarketWise and recorded within related party expenses in the accompanying consolidated statement of operations. We held balances of $3,288 and $8,723 as of December 31, 2020 and 2019 of related party payables related to these services. The balances with our related party owner are presented net and are included in related party payables, net in the consolidated balance sheet.
We earned fees and provided certain accounting and marketing services to companies owned by certain of MarketWise’s Class B unitholders. As a result, we recognized $348, $338, and $469 in other income, net for the years ended December 31, 2020, 2019 and 2018, respectively. Related party receivables related to these services were $689 and $672 as of December 31, 2020 and 2019, respectively.
We lease offices from a company owned by certain shareholders of our related party owner and we entered into our other leases with our related party owner. Lease payments made to our related party owner were $1,505, $1,477 and $1,087 for the years ended December 31, 2020, 2019 and 2018, respectively, and rent expense of $2,224, $2,224 and $1,789 was recognized in general and administrative expenses for the years ended December 31, 2020, 2019 and 2018, respectively, related to leases with our related party owner. At December 31, 2020 and 2019, ROU assets of $11,957 and $13,530 and lease liabilities of $8,490 and $9,339 are associated with leases with our related party owner.
We incurred costs related to lead generation marketing from a related party vendor which was partially owned by a shareholder through November 2020. From January through November 2020 we purchased total lead generation marketing of $15,326, which was recorded in sales and marketing expenses.
In November 2015, we provided a loan to our Class B unitholders which bears interest at 3% and recognized a related party note receivable from the unitholders of $2,422 as of December 31, 2019. We recognized $37, $71, and $69, in interest income for the years ended December 31, 2020, 2019 and 2018, respectively. This loan was repaid during 2020.
In August 2019 we provided an additional loan to a Class B unitholder and recognized a related party note receivable from the unitholder of $3,024 as of December 31, 2019. We recognized $25 and $24 in interest income for the years ended December 31, 2020 and 2019, respectively. This loan was repaid during 2020.
In April 2020 we provided a loan to a Class A unitholder and recognized a related party note receivable from the unitholder of $1,148 as of December 31, 2020. We recognized $4 in interest income for the year ended December 31, 2020. The interest rate on the loan is variable and was 0.5% as of December 31, 2020. The loan is due in April 2025, but is required to be repaid within 30 days if we complete an initial public offering.